Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands						9 Months Ended		12 Months Ended
	Dec. 11, 2019 USD ($) shares	Nov. 30, 2019 shares	Aug. 31, 2018 USD ($) shares	Aug. 09, 2018 shares	Mar. 31, 2017 shares	Sep. 30, 2020 BRL (R$) shares	Sep. 30, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) Votes shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 01, 2019 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Authorized share capital | $											$ 35,000	$ 35,000
Authorized shares						3,500,000,000		3,500,000,000			3,500,000,000	3,500,000,000
Authorized shares, par value | $ / shares											$ 1	$ 1
Authorized shares but unissued						500,000,000		500,000,000			500,000,000	500,000,000
Issued capital | R$						R$ 23		R$ 23	R$ 21
Number of shares outstanding								551,800,326	509,247,134	484,918,517		551,800,326		484,918,517
Capital contributions received | R$								R$ 4,504,826	R$ 673,294
Reverse Share Split Ratio		4:1
Issued Capital Before Share Split		2,036,988,542
Issued Capital After Share Split		509,247,136
Number of shares issued new shares								42,553,192
Outstanding number of Shares reserved under plans						5,950,244		4,112,046			5,950,244	4,112,046
Dividends distributed | R$						R$ 6,136	R$ 9,193	R$ 511,143	204,090	R$ 318,856
Top of range [member]
Disclosure of classes of share capital [line items]
Maximum number of shares available for issuance under the share-based plan								5.00%				5.00%
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding number of Shares reserved under plans						3,759,867		1,921,669			3,759,867	1,921,669
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding number of Shares reserved under plans						2,190,377		2,190,377			2,190,377	2,190,377
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Capital contributions received | R$								R$ 4,504,826	673,294
Dividends distributed | R$						R$ 0		R$ 500,000	R$ 200,000	314,998
Other reserves [member]
Disclosure of classes of share capital [line items]
Dividends distributed | R$						R$ 0				R$ 37,437
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Authorized shares						2,000,000,000		2,000,000,000			2,000,000,000	2,000,000,000
Common shares issued						2,000,000,000		2,000,000,000			2,000,000,000	2,000,000,000	257,456,251,558
Issued capital | $											$ 23,000	$ 23,000
Number of shares outstanding						354,181,346		354,181,346	255,132,815	276,000,013	354,181,346	354,181,346		325,011,655
Number of shares issued	83,387,238
Number of shares issued, value | $	$ 2,000
Authorized conversion of shares				83,468,792	196,046,598
Authorized conversion of shares post reverse stock split				20,867,198	49,011,649
Number of shares issued new shares								42,553,192
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Authorized shares						1,000,000,000		1,000,000,000			1,000,000,000	1,000,000,000
Common shares issued						1,000,000,000		1,000,000,000			1,000,000,000	1,000,000,000	251,790,558
Number of shares outstanding						197,618,980		197,618,980	254,114,319	208,918,504	197,618,980	197,618,980		159,906,862
Number of shares issued			97,314,470
Number of votes per share | Votes								10
Authorized conversion of shares		30,807,911			28
Authorized conversion of shares post reverse stock split					7
Capital contributions received | $			$ 673,294
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued			24,328,617